Equity Incentive Programs Schedule of Restricted Stock and Restricted Stock Units activity (Details) (USD $)	0 Months Ended			12 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of days dividends will be paid after vesting, maximum				45 days
Granted (in shares)		709	119,315	408,146	310,651
Granted, weighted-average grant date fair value per share (in usd per share)	$ 14.34	$ 32.32	$ 41.26	$ 20.39
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,177	14,625	32,671	15,760
Granted, weighted-average grant date fair value per share (in usd per share)	$ 14.34	$ 30.01	$ 38.86	$ 20.72
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 4,800,000	2,900,000	$ 1,600,000
Estimated future compensation expense				$ 6,900,000